Derivatives - Additional Information (Details) - Soybeans - Benson Hill, Inc - bu	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional volume		800,000
Forecast
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate notional volume	765,000		35,000